Schedule of Right of Use Assets (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Cost, beginning of period	$ 63,360	$ 63,360
Additions for right-of-use assets	1,266,281	0
Cost, ending of period	1,266,281	63,360
Accumulated Amortization, beginning of period	63,360	34,320
Depreciation	90,449	29,040
Accumulated Amortization, end of year	90,449	63,360
Net Book Value	$ 1,175,832	$ 0